Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 328,000.00
Previously Paid Amount	0.00
Total Fee Amount	45.30
Total Offset Amount	0.00
Net Fee	45.30
Narrative - Max Aggregate Offering Price	$ 328,000.00
Final Prospectus	true